Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Aug. 08, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and
Non-PEO
NEOs and company performance for the fiscal years listed below. The compensation & people committee did not consider the pay versus performance disclosure below in making its compensation decisions for any of the years shown. For discussion of how our compensation & people committee seeks to align pay with performance when making compensation decisions, please review Compensation Discussion and Analysis beginning on page 41 of this Proxy Statement.

Year	Summary Compensation Table Total for PEO 1(1) ($)	Summary Compensation Table Total for PEO 2(1) ($)	Compensation Actually Paid to PEO 1 (1)(2)(3) ($)	Compensation Actually Paid to PEO 2(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)	Net Product Revenue 5 ($ Millions)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2023	—	3,416,453	—	2,214,078	2,436,689	2,165,913	46.64	118.87	(352)	26.82
2022	4,911,049	11,744,447	3,809,001	11,143,330	1,958,794	1,440,120	58.81	113.65	(232)	11.74
2021	6,519,427	—	1,457,816	—	2,188,153	857,046	68.84	126.45	1,605	0.00
2020	7,611,975	—	4,331,979	—	2,444,510	1,212,140	90.74	126.42	(327)	0.00

(1)
Jacqualyn A. Fouse, Ph.D. (PEO 1) was our PEO for 2020, 2021 and until August 8, 2022. Brian Goff (PEO 2) became our PEO on August 8, 2022 and is our PEO for 2023. The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2020	2021	2022	2023
Jonathan Biller	Jonathan Biller	Jonathan Biller	Sarah Gheuens, M.D., Ph.D.
Christopher Bowden	Christopher Bowden	Bruce Car, Ph.D.	Cecilia Jones
Bruce Car, Ph.D.	Bruce Car, Ph.D.	Sarah Gheuens, M.D., Ph.D.	James Burns
Andrew Hirsch	Sarah Gheuens, M.D., Ph.D.	Richa Poddar	Tsveta Milanova
	Richa Poddar	Cecilia Jones
	Darrin Miles	James Burns

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect the actual amount of compensation actually earned, realized, or received by the company’s NEOs during the applicable years. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column for PEO 2 and the non-PEO
NEOs are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock Awards and Option Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2023	3,416,453	(1,957,478)	755,103	2,214,078

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,436,689	(1,447,179)	1,176,403	2,165,913
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in any Prior Year for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Total—Inclusion of Equity Values for PEO 2 ($)
2023	1,620,776	(2,016,524)	—	1,150,851	—	755,103

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in any Prior Year for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	1,120,044	(206,555)	71,417	191,497	—	1,176,403

(4)
The peer group total shareholder return (“TSR”) set forth in this table utilizes the NASDAQ Biotechnology Index (“NASDAQ Biotech Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report on Form
10-K
for the year ended December 31, 2023, filed with the SEC on February 15, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the NASDAQ Biotech Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined net product revenue to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEOs and
Non-PEO
NEOs in 2023. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Assumptions used in revenue recognition are described in Note 2, Summary of Significant Accounting Policies, to our Consolidated Financial Statements in our Annual Report on Form
10-K
for the year ended December 31, 2023, filed with the SEC on February 15, 2024.

Company Selected Measure Name			net product revenue
Named Executive Officers, Footnote

2020	2021	2022	2023
Jonathan Biller	Jonathan Biller	Jonathan Biller	Sarah Gheuens, M.D., Ph.D.
Christopher Bowden	Christopher Bowden	Bruce Car, Ph.D.	Cecilia Jones
Bruce Car, Ph.D.	Bruce Car, Ph.D.	Sarah Gheuens, M.D., Ph.D.	James Burns
Andrew Hirsch	Sarah Gheuens, M.D., Ph.D.	Richa Poddar	Tsveta Milanova
	Richa Poddar	Cecilia Jones
	Darrin Miles	James Burns

Peer Group Issuers, Footnote	The peer group total shareholder return (“TSR”) set forth in this table utilizes the NASDAQ Biotechnology Index (“NASDAQ Biotech Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report on Form
10-K
			for the year ended December 31, 2023, filed with the SEC on February 15, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the NASDAQ Biotech Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock Awards and Option Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2023	3,416,453	(1,957,478)	755,103	2,214,078

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in any Prior Year for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Total—Inclusion of Equity Values for PEO 2 ($)
2023	1,620,776	(2,016,524)	—	1,150,851	—	755,103

Non-PEO NEO Average Total Compensation Amount			$ 2,436,689	$ 1,958,794	$ 2,188,153	$ 2,444,510
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,165,913	1,440,120	857,046	1,212,140
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,436,689	(1,447,179)	1,176,403	2,165,913

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in any Prior Year for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	1,120,044	(206,555)	71,417	191,497	—	1,176,403

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Financial and
Non-Financial
Performance Measures
The following table presents the financial and
non-financial
performance measures that the company considers to have been the most important in linking Compensation Actually Paid to our PEOs and other
Non-PEO
NEOs for 2023 to company performance. Of these measures, as noted above, we have identified net product revenue to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEOs and
Non-PEO
NEOs in 2023.

Net Product Revenue Clinical Milestones Research Milestones

Total Shareholder Return Amount			$ 46.64	58.81	68.84	90.74
Peer Group Total Shareholder Return Amount			118.87	113.65	126.45	126.42
Net Income (Loss)			$ (352,000,000)	$ (232,000,000)	$ 1,605,000,000	$ (327,000,000)
Company Selected Measure Amount			26,820,000	11,740,000	0	0
Measure:: 1
Pay vs Performance Disclosure
Name			Net Product Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Clinical Milestones
Measure:: 3
Pay vs Performance Disclosure
Name			Research Milestones
Jacqualyn A Fouse Ph D [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 4,911,049	$ 6,519,427	$ 7,611,975
PEO Actually Paid Compensation Amount			0	3,809,001	$ 1,457,816	$ 4,331,979
PEO Name		Jacqualyn A. Fouse, Ph.D.			Jacqualyn A. Fouse, Ph.D.	Jacqualyn A. Fouse, Ph.D.
Brian Goff [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,416,453	11,744,447	$ 0	$ 0
PEO Actually Paid Compensation Amount			$ 2,214,078	$ 11,143,330	$ 0	$ 0
PEO Name	Brian Goff		Brian Goff
PEO | Brian Goff [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,957,478)
PEO | Brian Goff [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			755,103
PEO | Brian Goff [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,620,776
PEO | Brian Goff [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in any Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,016,524)
PEO | Brian Goff [Member] | VestingDate Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Brian Goff [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,150,851
PEO | Brian Goff [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,447,179)
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,176,403
Non-PEO NEO | YearEnd Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,120,044
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in any Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(206,555)
Non-PEO NEO | VestingDate Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			71,417
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			191,497
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0